UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22501

Name of Fund:     BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources & Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 14.0%
Agrium, Inc.	74,900	$6,366,500
CF Industries Holdings, Inc. (a)	22,000	4,312,220
Israel Chemicals Ltd.	475,730	3,793,591
Monsanto Co.	245,500	24,250,490
The Mosaic Co. (a)	153,908	6,324,080
Potash Corp of Saskatchewan, Inc.	445,700	12,925,300
Syngenta AG	60,803	24,042,234
Yara International ASA	99,800	4,478,782

		86,493,197
Food Products — 6.2%
Archer-Daniels-Midland Co. (a)	309,800	11,298,406
Bunge Ltd. (a)	154,400	11,735,944
Ingredion, Inc.	146,095	9,817,584
Nestle SA	80,071	5,419,418

		38,271,352
Machinery — 5.3%
AGCO Corp. (a)	212,233	11,938,106
CNH Global NV	216,400	10,168,636
Deere & Co.	130,020	10,800,761

		32,907,503
Metals & Mining — 18.8%
Augusta Resource Corp. (b)	869,829	1,757,055
BHP Billiton Ltd. — ADR	363,600	22,808,628
First Quantum Minerals Ltd.	569,000	9,140,785
Freeport-McMoRan Copper & Gold, Inc. (a)	496,900	14,052,332
Fresnillo PLC	328,700	5,161,796
Glencore Xstrata PLC	3,691,500	15,589,856
Goldcorp, Inc. (a)	156,029	4,404,699
Labrador Iron Ore Royalty Corp.	201,453	6,215,603
MMC Norilsk Nickel OJSC — ADR	412,000	5,509,370
Nevsun Resources Ltd.	2,209,750	7,444,003
Rio Tinto PLC — ADR	310,500	13,969,395
Teck Resources Ltd., Class B (a)	213,200	4,994,248
Vedanta Resources PLC	261,750	4,633,957

		115,681,727
Oil, Gas & Consumable Fuels — 50.9%
BP PLC — ADR (a)	470,200	19,485,088
Cairn Energy PLC (b)	2,715,000	11,111,006
Canadian Oil Sands Ltd.	744,000	14,443,930
Chevron Corp. (a)	373,500	47,019,915
ConocoPhillips (a)	407,200	26,410,992
Cosan Ltd., Class A	352,000	5,660,160

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Enbridge, Inc. (a)	284,700	$12,631,466
Eni SpA — ADR	248,500	10,971,275
Exxon Mobil Corp. (a)	479,299	44,934,279
Hess Corp.	234,400	17,453,424
Imperial Oil Ltd. (a)	202,800	8,701,583
Inpex Corp.	2,300	10,056,304
Royal Dutch Shell PLC — ADR (a)	335,500	22,931,425
Southwestern Energy Co. (a)(b)	569,000	22,071,510
Statoil ASA	701,500	15,227,209
Total SA — ADR (a)	116,500	6,180,325
Ultra Petroleum Corp. (a)(b)	843,500	18,261,775

		313,551,666
Real Estate Investment Trusts (REITs) — 1.0%
Plum Creek Timber Co., Inc.	69,500	3,390,210
Rayonier, Inc. (a)	47,000	2,746,680

		6,136,890
Total Long-Term Investments (Cost — $617,582,435) — 96.2%		593,042,335

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)(d)	23,597,223	23,597,223
Total Short-Term Securities (Cost — $23,597,223) — 3.8%		23,597,223
Total Investments Before Options Written (Cost — $641,179,658*) — 100.0%		616,639,558

Options Written
(Premiums Received — $4,747,475) — (0.9)%		(5,785,716)
Total Investments Net of Options Written — 99.1%		610,853,842
Other Assets Less Liabilities — 0.9%		5,655,193

Net Assets — 100.0%		$616,509,035

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipt	ILS Israeli Shekel
	CAD Canadian Dollar	JPY Japanese Yen
	CHF Swiss Franc	NOK Norwegian Krone
	GBP British Pound	USD US Dollar

BLACKROCK RESOURCES & COMMODITIES STRATEGY TRUST (BCX)	JULY 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$711,520,085

Gross unrealized appreciation	$22,808,115
Gross unrealized depreciation	(117,688,642)

Net unrealized depreciation	$(94,880,527)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at July 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	7,260,037	16,337,186	23,597,223	$12,862	$142

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of July 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Royal Dutch Shell PLC — ADR	Call	USD	66.00	8/08/13	275	$(64,625)
CF Industries Holdings, Inc.	Call	USD	196.50	8/09/13	77	(31,263)
ConocoPhillips	Call	USD	62.50	8/13/13	640	(169,418)
Archer-Daniels-Midland Co.	Call	USD	37.00	8/19/13	618	(40,170)
BP PLC — ADR	Call	USD	42.00	8/19/13	650	(13,650)
Bunge Ltd.	Call	USD	75.00	8/19/13	155	(27,125)
Chevron Corp.	Call	USD	120.00	8/19/13	1,168	(715,400)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	29.00	8/19/13	1,002	(35,070)
Goldcorp, Inc.	Call	USD	25.00	8/19/13	270	(90,450)
Imperial Oil Ltd.	Call	CAD	41.00	8/19/13	711	(224,978)
The Mosaic Co.	Call	USD	55.00	8/19/13	269	(1,210)
Rayonier, Inc. — REIT	Call	USD	55.00	8/19/13	165	(58,988)
Southwestern Energy Co.	Call	USD	39.00	8/19/13	500	(47,750)
Southwestern Energy Co.	Call	USD	40.00	8/19/13	500	(28,250)
Ultra Petroleum Corp.	Call	USD	22.00	8/19/13	2,360	(129,800)
Total SA — ADR	Call	USD	51.00	8/28/13	134	(37,064)
Chevron Corp.	Call	USD	127.00	9/16/13	140	(22,826)
Enbridge, Inc.	Call	CAD	47.00	9/21/13	628	(22,317)
Archer-Daniels-Midland Co.	Call	USD	37.00	9/23/13	466	(47,998)
The Mosaic Co.	Call	USD	57.50	9/23/13	269	(3,228)
Southwestern Energy Co.	Call	USD	40.00	9/23/13	990	(110,880)
Teck Resources Ltd., Class B	Call	CAD	25.00	9/23/13	746	(56,653)
Ultra Petroleum Corp.	Call	USD	23.00	9/23/13	590	(32,450)
Total						$(2,011,563)

•	Over-the-counter options written as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Bunge Ltd.	Deutsche Bank AG	Call	USD	72.42	8/05/13	38,500	$(138,482)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	68.51	8/06/13	32,000	(6,396)

2	BLACKROCK RESOURCES & COMMODITIES STRATEGY TRUST (BCX)	JULY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

•	Over-the-counter options written as of July 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Enbridge, Inc.	Morgan Stanley & Co. International PLC	Call	CAD	44.19	8/07/13	18,300	$(25,784)
Glencore Xstrata PLC	Deutsche Bank AG	Call	GBP	3.36	8/07/13	73,700	(22)
Glencore Xstrata PLC	UBS AG	Call	GBP	3.09	8/07/13	594,700	(914)
Yara International ASA	UBS AG	Call	NOK	245.72	8/07/13	35,000	(111,382)
Eni SpA — ADR	Barclays Bank PLC	Call	USD	42.53	8/08/13	34,900	(58,178)
AGCO Corp.	Morgan Stanley & Co. International PLC	Call	USD	53.50	8/12/13	74,200	(211,604)
ConocoPhillips	Morgan Stanley & Co. International PLC	Call	USD	62.82	8/13/13	78,500	(187,357)
Cairn Energy PLC	Goldman Sachs International	Call	GBP	2.64	8/14/13	233,000	(28,686)
Cosan Ltd., Class A	Citibank N.A.	Call	USD	16.18	8/15/13	58,000	(27,529)
Potash Corp of Saskatchewan, Inc.	Morgan Stanley & Co. International PLC	Call	USD	39.37	8/15/13	155,900	(5,009)
Deere & Co.	Credit Suisse International	Call	USD	82.77	8/21/13	45,500	(100,713)
Nevsun Resources Ltd.	UBS AG	Call	CAD	3.28	8/21/13	101,500	(31,203)
Agrium, Inc.	Morgan Stanley & Co. International PLC	Call	USD	91.89	8/22/13	26,300	(36,948)
CNH Global NV	Credit Suisse International	Call	USD	42.99	8/22/13	75,700	(314,121)
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	Call	USD	94.24	8/22/13	45,700	(38,011)
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	Call	USD	91.57	8/23/13	61,000	(178,453)
Labrador Iron Ore Royalty Corp.	UBS AG	Call	CAD	32.12	8/28/13	33,500	(28,697)
Statoil ASA	Goldman Sachs International	Call	NOK	133.98	8/28/13	245,000	(20,590)
Eni SpA — ADR	Deutsche Bank AG	Call	USD	42.09	9/03/13	52,000	(131,657)
Inpex Corp.	UBS AG	Call	JPY	466,608.79	9/04/13	805	(43,681)
MMC Norilsk Nickel OJSC — ADR	Goldman Sachs International	Call	USD	14.85	9/05/13	144,200	(11,082)
Enbridge, Inc.	Credit Suisse International	Call	CAD	48.64	9/07/13	18,500	(7)
Ingredion, Inc.	Credit Suisse International	Call	USD	68.62	9/09/13	51,100	(59,730)
Plum Creek Timber Co., Inc. — REIT	UBS AG	Call	USD	48.77	9/09/13	24,500	(21,251)
Rio Tinto PLC — ADR	Citibank N.A.	Call	USD	45.22	9/10/13	108,600	(198,145)
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.67	9/11/13	251,200	(36,199)
Fresnillo PLC	Goldman Sachs International	Call	GBP	10.96	9/11/13	27,500	(10,293)
Fresnillo PLC	UBS AG	Call	GBP	9.40	9/11/13	59,500	(96,061)
Glencore Xstrata PLC	Citibank N.A.	Call	GBP	2.65	9/11/13	775,900	(219,740)
Israel Chemicals Ltd.	Goldman Sachs International	Call	ILS	36.74	9/11/13	166,500	(3,887)
BHP Billiton Ltd. — ADR	Credit Suisse International	Call	USD	65.20	9/13/13	63,600	(76,422)
Cosan Ltd., Class A	Goldman Sachs International	Call	USD	16.26	9/13/13	65,200	(31,131)
Monsanto Co.	UBS AG	Call	USD	102.90	9/13/13	43,000	(50,818)
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	Call	USD	91.57	9/16/13	61,000	(175,248)
Hess Corp.	Morgan Stanley & Co. International PLC	Call	USD	73.10	9/16/13	82,000	(258,421)
Fresnillo PLC	Goldman Sachs International	Call	GBP	10.96	9/17/13	27,500	(11,393)
Syngenta AG	Goldman Sachs International	Call	CHF	372.53	9/17/13	21,200	(171,654)
Vedanta Resources PLC	Goldman Sachs International	Call	GBP	12.12	9/17/13	69,700	(48,508)
First Quantum Minerals Ltd.	Goldman Sachs International	Call	CAD	16.80	9/18/13	199,100	(169,922)
BP PLC — ADR	Citibank N.A.	Call	USD	44.00	9/19/13	99,500	(15,002)
Freeport-McMoRan Copper & Gold, Inc.	Citibank N.A.	Call	USD	29.35	9/19/13	73,700	(51,030)
Royal Dutch Shell PLC — ADR	Morgan Stanley & Co. International PLC	Call	USD	68.44	9/19/13	58,000	(45,906)
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.73	9/25/13	233,000	(29,402)
Nestle SA	Goldman Sachs International	Call	CHF	64.14	9/25/13	28,000	(20,497)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.64	9/25/13	21,900	(24,394)
BHP Billiton Ltd. — ADR	Credit Suisse International	Call	USD	65.20	9/27/13	63,600	(96,315)
Cairn Energy PLC	Goldman Sachs International	Call	GBP	2.74	10/01/13	116,500	(14,636)
Cairn Energy PLC	Goldman Sachs International	Call	GBP	2.74	10/08/13	116,500	(15,770)
Monsanto Co.	UBS AG	Call	USD	102.90	10/11/13	43,000	(85,872)
Total							$(3,774,153)

BLACKROCK RESOURCES & COMMODITIES STRATEGY TRUST (BCX)	JULY 31, 2013	3

Consolidated Schedule of Investments (concluded)	BlackRock Resources & Commodities Strategy Trust (BCX)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$54,178,590	$32,314,607	—	$86,493,197
Food Products	32,851,934	5,419,418	—	38,271,352
Machinery	32,907,503	—	—	32,907,503
Metals & Mining	84,786,748	30,894,979	—	115,681,727
Oil, Gas & Consumable Fuels	277,157,147	36,394,519	—	313,551,666
Real Estate Investment Trusts (REITs)	6,136,890	—	—	6,136,890
Short-Term Securities	23,597,223	—	—	23,597,223
Total	$511,616,035	$105,023,523	—	$616,639,558

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,686,367)	$(4,099,349)	—	$(5,785,716)
Total	$(1,686,367)	$(4,866,640)	—	$(6,553,007)

[1] Derivative financial instruments are options written, which are shown at value.

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,369,505	—	—	$6,369,505
Foreign currency at value	118,004	—	—	118,004
Cash pledged as collateral for options written	100,000	—	—	100,000
Total	$6,587,509	—	—	$6,587,509

There were no transfers between levels during the period ended July 31, 2013.

4	BLACKROCK RESOURCES & COMMODITIES STRATEGY TRUST (BCX)	JULY 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Resources & Commodities Strategy Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Resources & Commodities Strategy Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Resources & Commodities Strategy Trust

Date: September 24, 2013